Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 18,413,179		$ 12,248,499		$ 21,150,042		$ 35,611,761		$ 50,278,937
Cost of revenues	(22,188,832)		(10,700,185)		(18,864,549)		(29,275,274)		(45,309,410)
Gross Profit	(3,775,653)		1,548,314		2,285,493		6,336,487		4,969,527
Operating expenses:
Selling and marketing	(10,097)		(15,429)		(25,497)		(32,738)		(34,132)
General and administrative	(669,909)		(885,228)		(1,184,369)		(1,118,217)		(1,141,069)
Share-based compensation			(14,236,000)		(14,236,000)
Total operating expenses	(680,006)		(15,136,657)		(15,445,866)		(1,150,955)		(1,175,201)
Loss from operations	(4,455,659)		(13,588,343)		(13,160,373)		5,185,532		3,794,326
Other income/(loss):
Interest income, net	78		1,278		1,464		(2,446)		10,269
Other income			10,089		1,213		5,290		30,541
Other expenses	(2,584)						(2,726)
Total other (loss) income, net	(2,506)		11,367		2,677		118		40,810
Loss before taxes	(4,458,165)		(13,576,976)		(13,157,696)		5,185,650		3,835,136
Income tax benefit (expense)	700,850		(142,362)		(212,053)		(903,282)		(679,815)
Net loss	(3,757,315)		(13,719,338)		(13,369,749)		4,282,368		3,155,321
Other Comprehensive Loss
Foreign currency translation adjustment	(21,368)		(20,937)		(14,238)		(21,709)		24,697
Total Comprehensive Loss	$ (3,778,683)		$ (13,740,275)		$ (13,383,987)		$ 4,260,659		$ 3,180,018
Net Loss per share attributable to ordinary shareholders basic	$ (2.19)	[1]	$ (9.62)	[1]	$ (8.51)		$ 3.21		$ 2.37
Net Loss per share attributable to ordinary shareholders diluted	$ (2.19)	[1]	$ (9.62)	[1]	$ (8.51)		$ 3.21		$ 2.37
Weighted average number of ordinary shares used in computing net loss per share basic	1,719,255	[1]	1,426,712	[1]	1,571,251	[2]	1,333,333	[2]	1,333,333	[2]
Weighted average number of ordinary shares used in computing net loss per share diluted	1,719,255	[1]	1,426,712	[1]	1,571,251	[2]	1,333,333	[2]	1,333,333	[2]

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.